SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.1%

Communication Services — 8.4%
Alphabet Inc, Cl A	14,189	$2,437
Alphabet Inc, Cl C	16,876	2,917
Angi, Cl A *	233	4
AT&T Inc	76,633	2,130
Charter Communications Inc, Cl A *	128	51
Comcast Corp, Cl A	20,311	702
Dentsu Group Inc	21,200	457
Electronic Arts Inc	3,208	461
Fox Corp, Cl A	1,439	79
Fox Corp, Cl B	1,443	73
Frontier Communications Parent Inc *	2,253	82
IAC Inc *	443	16
Interpublic Group of Cos Inc/The	4,252	102
Iridium Communications Inc	2,536	64
ITV PLC	1,511,660	1,594
Liberty Broadband Corp, Cl C *	916	86
Liberty Global PLC *	3,675	36
Liberty Media Corp-Liberty Formula One, Cl C *	1,082	104
Liberty Media Corp-Liberty Live, Cl A *	989	71
Liberty Media Corp-Liberty Live, Cl C *	690	50
Madison Square Garden Sports Corp *	191	36
Match Group Inc	514	15
Meta Platforms Inc, Cl A	7,450	4,824
Netflix Inc *	1,697	2,049
New York Times Co/The, Cl A	2,073	118
News Corp	6,196	175
Nexstar Media Group Inc, Cl A	397	68
Omnicom Group Inc	911	67
Paramount Global, Cl A	2,056	47
Paramount Global, Cl B	2,018	24
Pinterest Inc, Cl A *	5,993	186
Playtika Holding Corp	10,720	51
Reddit Inc, Cl A *	424	48
ROBLOX Corp, Cl A *	1,269	110
Roku Inc, Cl A *	965	70
Scout24 SE	13,173	1,795
Sirius XM Holdings Inc	3,627	79
Spotify Technology SA *	1,650	1,098
Take-Two Interactive Software Inc *	1	—
Telefonica Brasil SA	304,400	1,517
Tencent Holdings Ltd	27,100	1,708
TKO Group Holdings Inc, Cl A	495	78
T-Mobile US Inc	5,503	1,333
Toei Animation Co Ltd	3,500	76
Trade Desk Inc/The, Cl A *	825	62
TripAdvisor Inc *	1,860	27
Trump Media & Technology Group Corp *	2,318	49
Universal Music Group NV	21,092	675
Verizon Communications Inc	24,299	1,068
Walt Disney Co/The	15,932	1,801
Warner Bros Discovery Inc *	9,628	96

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WPP PLC	167,549	$1,354
ZoomInfo Technologies Inc, Cl A *	2,140	20

		32,240
Consumer Discretionary — 10.3%
Abercrombie & Fitch Co, Cl A *	845	66
ADT Inc	5,625	47
Adtalem Global Education Inc *	846	112
Advance Auto Parts Inc	623	30
Airbnb Inc, Cl A *	571	74
Amazon.com Inc *	24,126	4,946
Amer Sports Inc *	3,653	133
Aptiv PLC *	636	42
Aramark	2,596	105
AutoNation Inc *	266	49
AutoZone Inc *	44	164
Bath & Body Works Inc	2,927	82
Best Buy Co Inc	976	65
Birkenstock Holding Plc *	1,491	80
Booking Holdings Inc	215	1,187
BorgWarner Inc	537	18
Bright Horizons Family Solutions Inc *	656	85
Brunswick Corp/DE	1,228	62
Burberry Group PLC	139,288	1,950
Burlington Stores Inc *	404	92
Capri Holdings Ltd *	1,728	31
CarMax Inc *	744	48
Carnival Corp *	4,654	108
Carter's Inc	21,916	687
Cava Group Inc *	638	52
Cheesecake Factory Inc/The	1,544	85
Chipotle Mexican Grill Inc, Cl A *	4,050	203
Choice Hotels International Inc	641	81
Columbia Sportswear Co	602	38
Continental AG	4,700	412
Coupang Inc, Cl A *	3,716	104
Crocs Inc *	590	60
Darden Restaurants Inc	375	80
Deckers Outdoor Corp *	3,426	361
Dick's Sporting Goods Inc	1,799	323
Dillard's Inc, Cl A	200	79
Dollarama Inc	13,714	1,760
Domino's Pizza Inc	173	82
DoorDash Inc, Cl A *	622	130
Dorman Products Inc *	812	105
DR Horton Inc	286	34
Duolingo Inc, Cl A *	223	116
eBay Inc	5,427	397
Etsy Inc *	427	24
Expedia Group Inc	485	81
Fila Holdings Corp	28,655	748
Five Below Inc *	501	58
Floor & Decor Holdings Inc, Cl A *	974	70
Ford Motor Co	4,403	46

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
GameStop Corp, Cl A *	2,780	$83
Gap Inc/The	4,895	109
Garmin Ltd	363	74
General Motors Co	28,034	1,391
Gentex Corp	2,705	58
Genuine Parts Co	393	50
Graham Holdings Co, Cl B	86	82
Grand Canyon Education Inc *	215	43
Group 1 Automotive	177	75
H&R Block Inc	2,629	150
Harley-Davidson Inc	2,089	51
Hasbro Inc	526	35
Hilton Worldwide Holdings Inc	2,280	566
Home Depot Inc/The	6,276	2,311
Hyatt Hotels Corp, Cl A	442	58
Industria de Diseno Textil SA	29,783	1,613
Installed Building Products Inc	367	59
InterContinental Hotels Group PLC	4,503	516
JD Sports Fashion PLC	447,246	508
Kohl's Corp	99,054	805
Koito Manufacturing Co Ltd	4,900	62
Lear Corp	411	37
Leggett & Platt Inc	3,003	27
Lennar Corp, Cl A	540	57
Lithia Motors Inc, Cl A	418	132
LKQ Corp	1,209	49
Lowe's Cos Inc	3,887	877
Lucid Group Inc *	11,073	25
Lululemon Athletica Inc *	285	90
LVMH Moet Hennessy Louis Vuitton SE	2,501	1,356
Macy's Inc	595	7
Magna International Inc	17,925	650
Marriott International Inc/MD, Cl A	4,191	1,106
Marriott Vacations Worldwide Corp	483	32
Mattel Inc *	910	17
McDonald's Corp	368	115
Mohawk Industries Inc *	721	73
Murphy USA Inc	644	275
NIKE Inc, Cl B	691	42
Norwegian Cruise Line Holdings Ltd *	2,379	42
NVR Inc *	8	57
Ollie's Bargain Outlet Holdings Inc *	655	73
O'Reilly Automotive Inc *	141	193
Penske Automotive Group Inc	420	69
Planet Fitness Inc, Cl A *	917	94
Polaris Inc	549	22
Pool Corp	3,236	973
PulteGroup Inc	48	5
PVH Corp	1,066	89
QuantumScape Corp, Cl A *	15,638	63
Ralph Lauren Corp, Cl A	847	234
RH *	170	31
Rivian Automotive Inc, Cl A *	4,493	65

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ross Stores Inc	3,442	$482
Royal Caribbean Cruises Ltd	765	197
Service Corp International/US	1,305	102
SharkNinja Inc *	766	70
Skechers USA Inc, Cl A *	1,128	70
Starbucks Corp	8,790	738
Steven Madden Ltd	2,716	67
Swatch Group AG/The	412	70
Tapestry Inc	2,532	199
Tempur Sealy International Inc	2,754	179
Tesla Inc *	6,659	2,307
Texas Roadhouse Inc, Cl A	566	110
Thor Industries Inc	624	51
TJX Cos Inc/The	5,133	651
Toll Brothers Inc	603	63
TopBuild Corp *	268	76
Tractor Supply Co	7,140	346
Travel + Leisure Co	1,185	58
Ulta Beauty Inc *	642	303
Under Armour Inc, Cl A *	4,708	32
Urban Outfitters Inc *	2,117	148
Vail Resorts Inc	213	34
Valvoline Inc *	2,446	85
VF Corp	1,652	21
Wayfair Inc, Cl A *	1,588	65
Wendy's Co/The	2,626	30
Whirlpool Corp	461	36
Williams-Sonoma Inc	1,110	180
Wingstop Inc	328	112
Wyndham Hotels & Resorts Inc	874	72
Yamaha Corp	97,400	678
YETI Holdings Inc *	1,751	53
Yum! Brands Inc	560	81

		39,234
Consumer Staples — 6.5%
Ambev SA ADR	33,504	82
Ambev SA	105,900	258
Archer-Daniels-Midland Co	1,290	62
Brown-Forman Corp, Cl B	1,103	37
Bunge Global SA	963	75
Campbell Soup Co	5,858	199
Carrefour SA	60,541	905
Casey's General Stores Inc	4,962	2,172
Clorox Co/The	495	65
Coca-Cola Co/The	17,069	1,231
Colgate-Palmolive Co	7,124	662
Conagra Brands Inc	40,224	921
Constellation Brands Inc, Cl A	371	66
Costco Wholesale Corp	1,418	1,475
Coty Inc, Cl A *	5,378	27
Danone SA	16,903	1,445
Darling Ingredients Inc *	1,535	48
Diageo PLC	50,724	1,378

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dollar General Corp	8,401	$817
Dollar Tree Inc *	565	51
elf Beauty Inc *	322	36
Estee Lauder Cos Inc/The, Cl A	422	28
Flowers Foods Inc	2,694	46
General Mills Inc	7,218	392
Hershey Co/The	1,957	315
Hormel Foods Corp	2,233	69
Ingredion Inc	6,376	887
J M Smucker Co/The	3,662	412
Kellanova	3,231	267
Keurig Dr Pepper Inc	1,806	61
Kimberly-Clark Corp	2,896	416
Kraft Heinz Co/The	1,549	41
Kroger Co/The	27,866	1,901
Lamb Weston Holdings Inc	1,288	72
Lancaster Colony Corp	634	106
LG H&H Co Ltd	3,415	805
McCormick & Co Inc/MD	1,882	137
MGP Ingredients Inc	213	6
Mondelez International Inc, Cl A	12,061	814
PepsiCo Inc	6,225	818
Performance Food Group Co *	132	12
Pernod Ricard SA	10,818	1,119
PriceSmart	800	86
Sysco Corp	10,064	735
Target Corp	1,620	152
TreeHouse Foods Inc *	2,188	49
Tyson Foods Inc, Cl A	4,955	278
Unilever PLC	26,949	1,717
US Foods Holding Corp *	1,216	96
Walgreens Boots Alliance Inc	28,358	319
Walmart Inc	6,035	596

		24,764
Energy — 3.2%
Antero Midstream Corp	5,338	100
Antero Resources Corp *	3,254	122
Baker Hughes Co, Cl A	19,462	721
BP PLC ADR	29,443	857
BP PLC	62,631	305
Cactus Inc, Cl A	1,347	55
Canadian Natural Resources Ltd	40,551	1,231
ChampionX Corp	3,180	77
Cheniere Energy Inc	3,034	719
Chesapeake Energy Corp	709	82
Chevron Corp	6,985	955
Chord Energy Corp	419	38
Civitas Resources Inc	2,350	64
ConocoPhillips	8,966	765
Coterra Energy Inc	2,108	51
Devon Energy Corp	6,524	197
Diamondback Energy Inc	8,823	1,187
EOG Resources Inc	6,401	695

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
EQT Corp	6,571	$362
Expro Group Holdings *	6,950	58
Exxon Mobil Corp	1,160	119
Halliburton Co	4,010	79
Hess Corp	1,868	247
HF Sinclair Corp	1,178	43
Kinder Morgan Inc	19,664	551
Marathon Petroleum Corp	2,427	390
New Fortress Energy Inc, Cl A	2,147	5
Occidental Petroleum Corp	1,070	44
ONEOK Inc	2,578	208
Ovintiv Inc	1,218	44
Phillips 66	680	77
Range Resources Corp	2,464	94
Schlumberger NV	4,621	153
Shell PLC ADR	6,492	430
TechnipFMC PLC	4,011	125
Texas Pacific Land Corp	213	237
Valero Energy Corp	1,795	231
Viper Energy, Cl A	1,658	66
Weatherford International PLC	569	25
Williams Cos Inc/The	4,821	292

		12,101
Financials — 16.6%
Affiliated Managers Group Inc	631	111
Aflac Inc	1,184	123
AGNC Investment Corp ‡	2,829	25
AIA Group Ltd	263,400	2,192
AIB Group PLC	161,704	1,276
Allstate Corp/The	3,384	710
Ally Financial Inc	2,235	78
American Express Co	2,128	626
Ameriprise Financial Inc	2,899	1,476
Annaly Capital Management Inc ‡	43,682	828
Aon PLC, Cl A	3,145	1,170
Apollo Global Management Inc	658	86
Arch Capital Group Ltd	2,300	219
Ares Management Corp, Cl A	1,251	207
Arthur J Gallagher & Co	272	95
Assurant Inc	485	98
Assured Guaranty Ltd	831	70
Axis Capital Holdings Ltd	1,754	182
Banco do Brasil SA	205,800	841
Bank of America Corp	46,941	2,072
Bank of New York Mellon Corp/The	6,146	545
Bank OZK	9,680	429
Berkshire Hathaway Inc, Cl B *	3,762	1,896
BlackRock Funding Inc/DE	75	74
Blackstone Inc	1,004	139
Block Inc, Cl A *	934	58
Blue Owl Capital Inc, Cl A	3,912	73
BOK Financial Corp	794	75
Brighthouse Financial Inc *	1,395	83

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Brown & Brown Inc	806	$91
Capital One Financial Corp	5,180	980
Carlyle Group Inc/The	1,855	84
Charles Schwab Corp/The	8,887	785
Chimera Investment Corp ‡	2,606	34
Chubb Ltd	1,561	464
Cincinnati Financial Corp	726	110
Citigroup Inc	43,797	3,299
Citizens Financial Group Inc	14,083	568
City Holding Co	679	80
CME Group Inc, Cl A	2,621	758
CNA Financial Corp	184	9
Cohen & Steers Inc	792	61
Columbia Banking System Inc	2,761	65
Comerica Inc	724	41
Commerce Bancshares Inc/MO	1,380	87
Credit Acceptance Corp *	209	100
Cullen/Frost Bankers Inc	599	76
East West Bancorp Inc	763	70
Equitable Holdings Inc	4,036	213
Euronet Worldwide Inc *	554	60
Evercore Inc, Cl A	786	182
Everest Group Ltd	248	86
FactSet Research Systems Inc	1,748	801
Fidelity National Financial Inc	1,791	98
Fidelity National Information Services Inc	613	49
Fifth Third Bancorp	1,877	72
First American Financial Corp	1,122	63
First Citizens BancShares Inc/NC, Cl A	16	30
First Hawaiian Inc	1,924	46
First Horizon Corp	10,810	215
First Interstate BancSystem Inc, Cl A	2,479	67
Fiserv Inc *	689	112
FNB Corp/PA	33,393	463
Franklin Resources Inc	1,707	37
Gjensidige Forsikring ASA	4,629	117
Global Payments Inc	13,639	1,031
Globe Life Inc	1,091	133
Goldman Sachs Group Inc/The	513	308
Hamilton Lane Inc, Cl A	445	66
Hanover Insurance Group Inc/The	687	121
Hartford Financial Services Group Inc/The	4,339	563
HDFC Bank Ltd ADR	6,704	505
Home BancShares Inc/AR	2,656	75
Hong Kong Exchanges & Clearing Ltd	16,300	815
Houlihan Lokey Inc, Cl A	658	115
Huntington Bancshares Inc/OH	11,006	172
Independent Bank Corp	1,149	71
Intercontinental Exchange Inc	804	145
Invesco Ltd	3,179	46
Jack Henry & Associates Inc	408	74
Janus Henderson Group PLC	2,562	93
Jefferies Financial Group Inc	2,802	136

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
JPMorgan Chase & Co	15,835	$4,180
KeyCorp	3,317	53
Kinsale Capital Group Inc	2,686	1,268
KKR & Co Inc, Cl A	2,511	305
Lincoln National Corp	1,943	64
London Stock Exchange Group PLC	4,852	739
LPL Financial Holdings Inc	709	275
M&T Bank Corp	405	74
MarketAxess Holdings Inc	311	67
Marsh & McLennan Cos Inc	4,033	942
Mastercard Inc, Cl A	2,111	1,236
MetLife Inc	4,026	316
MGIC Investment Corp	7,078	187
Moody's Corp	1,812	869
Morgan Stanley	16,157	2,069
Morningstar Inc	253	78
MSCI Inc, Cl A	2,114	1,192
Nasdaq Inc	1,761	147
National Bank Holdings Corp, Cl A	2,089	76
NMI Holdings Inc, Cl A *	2,141	85
Northern Trust Corp	2,012	215
NU Holdings Ltd/Cayman Islands, Cl A *	8,157	98
Old National Bancorp/IN	5,074	106
Old Republic International Corp	2,551	96
OneMain Holdings Inc, Cl A	1,860	96
Partners Group Holding AG	1,085	1,459
PayPal Holdings Inc *	4,618	325
Pinnacle Financial Partners Inc	2,549	271
PNC Financial Services Group Inc/The	2,121	369
Popular Inc	7,762	804
Primerica Inc	683	185
Principal Financial Group Inc	1,152	90
Progressive Corp/The	3,512	1,001
Prosperity Bancshares Inc	1,900	132
Prudential Financial Inc	5,745	597
Raymond James Financial Inc	1,360	200
Regions Financial Corp	5,506	118
Reinsurance Group of America Inc	1	—
RenaissanceRe Holdings Ltd	345	86
Rithm Capital Corp ‡	6,833	76
Robinhood Markets Inc, Cl A *	3,099	205
Rocket Cos Inc, Cl A	6,200	79
S&P Global Inc	2,072	1,063
SLM Corp	12,309	398
SoFi Technologies Inc *	7,540	100
Starwood Property Trust Inc ‡	4,020	79
State Street Corp	8,511	819
Stifel Financial Corp	1,841	173
Synchrony Financial	2,944	170
Synovus Financial Corp	5,299	253
T Rowe Price Group Inc	674	63
TPG Inc, Cl A	2,239	108
Tradeweb Markets Inc, Cl A	874	126

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Travelers Cos Inc/The	433	$119
Truist Financial Corp	2,659	105
Univest Financial Corp	3,376	100
Unum Group	3,649	298
US Bancorp	1,600	70
UWM Holdings Corp	11,185	48
Virtu Financial Inc, Cl A	2,166	87
Visa Inc, Cl A	13,765	5,027
Voya Financial Inc	930	62
W R Berkley Corp	2,109	158
Webster Financial Corp	5,867	302
Wells Fargo & Co	3,974	297
Westamerica BanCorp	1,484	71
Western Alliance Bancorp	2,780	201
Western Union Co/The	12,682	118
WEX Inc *	324	43
White Mountains Insurance Group Ltd	78	139
Willis Towers Watson PLC	1,893	599
Wintrust Financial Corp	705	84
XP Inc, Cl A	17,472	338
Zions Bancorp NA	1,209	57

		63,304
Health Care — 7.9%
Acadia Healthcare Co Inc *	4,280	97
Align Technology Inc *	210	38
Amedisys Inc *	685	64
Apellis Pharmaceuticals Inc *	1,267	21
Avantor Inc *	2,706	35
Azenta Inc *	9,220	246
Baxter International Inc	11,232	343
Boston Scientific Corp *	9,476	997
Cardinal Health Inc	3,870	598
Cencora Inc, Cl A	3,458	1,007
Centene Corp *	1,245	70
Certara Inc *	1,816	21
Chemed Corp	108	62
Coloplast A/S, Cl B	9,615	935
CVS Health Corp	26,983	1,728
DENTSPLY SIRONA Inc	7,531	120
Dexcom Inc *	5,879	504
Doximity Inc, Cl A *	19	1
Edwards Lifesciences Corp *	8,452	661
Elanco Animal Health Inc *	62,327	838
Elevance Health Inc	1,721	661
Encompass Health Corp	7,346	888
Enovis Corp *	1,056	33
Ensign Group Inc/The	480	71
Envista Holdings Corp *	21,480	392
EssilorLuxottica SA	2,461	684
Exact Sciences Corp *	2,022	114
Exelixis Inc *	13,403	577
Fortrea Holdings Inc *	513	2
Globus Medical Inc, Cl A *	1,245	74

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Henry Schein Inc *	931	$65
Hologic Inc *	1,306	81
Hoya Corp	10,900	1,283
Humana Inc	514	120
ICON PLC *	384	50
IDEXX Laboratories Inc *	1,427	733
Incyte Corp *	7,222	470
Insulet Corp *	385	125
Integra LifeSciences Holdings Corp *	1,163	15
Intuitive Surgical Inc *	1,937	1,070
Ionis Pharmaceuticals Inc *	1,566	52
IQVIA Holdings Inc *	267	37
Jazz Pharmaceuticals PLC *	7,319	791
Labcorp Holdings Inc	288	72
LeMaitre Vascular Inc	1,045	86
M3 Inc	20,000	280
Masimo Corp *	645	105
Medpace Holdings Inc *	238	70
Medtronic PLC	15,049	1,249
Mettler-Toledo International Inc *	688	795
Molina Healthcare Inc *	1	—
Natera Inc *	466	73
Neurocrine Biosciences Inc *	4,676	575
Option Care Health Inc *	2,507	82
Penumbra Inc *	330	88
Premier Inc, Cl A	12,059	277
Prestige Consumer Healthcare Inc *	14,563	1,248
Quest Diagnostics Inc	2,735	474
QuidelOrtho Corp *	738	23
Repligen Corp *	2,688	317
ResMed Inc	2,818	690
Royalty Pharma PLC, Cl A	3,976	131
Sotera Health Co *	5,022	61
STERIS PLC	4,779	1,172
Stryker Corp	2,405	920
Teleflex Inc	1,029	126
United Therapeutics Corp *	1,838	586
US Physical Therapy Inc	80	6
Veeva Systems Inc, Cl A *	1,171	328
Viking Therapeutics Inc *	1,379	37
Waters Corp *	2,039	712
West Pharmaceutical Services Inc	236	50
Zimmer Biomet Holdings Inc	5,327	491
Zoetis Inc, Cl A	13,224	2,230

		30,128
Industrials — 12.9%
A O Smith Corp	943	61
AAON Inc	809	78
Acuity Brands Inc	561	146
AECOM	1,218	134
AerCap Holdings NV	14,386	1,665
AGCO Corp	675	66
Air Lease Corp, Cl A	6,874	396

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Alaska Air Group Inc *	2,479	$126
Allegion plc	536	76
Allison Transmission Holdings Inc	652	67
Amentum Holdings *	34	1
American Airlines Group Inc *	4,404	50
AMETEK Inc	392	70
AP Moller - Maersk A/S, Cl B	783	1,418
Armstrong World Industries Inc	1,080	168
Assa Abloy AB, Cl B	45,170	1,431
Automatic Data Processing Inc	7,280	2,370
Avis Budget Group Inc *	323	39
AZEK Co Inc/The, Cl A *	2,408	119
Booz Allen Hamilton Holding Corp, Cl A	7,122	757
Broadridge Financial Solutions Inc	381	93
CACI International Inc, Cl A *	373	160
Carlisle Cos Inc	402	153
Carrier Global Corp	2,640	188
Caterpillar Inc	256	89
CH Robinson Worldwide Inc	994	95
Cintas Corp	6,999	1,585
Clarivate PLC *	9,578	40
CNH Industrial NV	58,813	736
Comfort Systems USA Inc	222	106
Computershare Ltd	12,046	311
Concentrix Corp	404	23
Copart Inc *	3,236	167
Core & Main Inc, Cl A *	1,847	101
CSX Corp	4,524	143
Cummins Inc	1,667	536
Dayforce Inc *	1,194	71
Deere & Co	1,975	1,000
Delta Air Lines Inc	2,468	119
Diploma PLC	8,463	536
Donaldson Co Inc	397	28
Doosan Bobcat Inc	9,528	324
Dover Corp	1,366	243
Dun & Bradstreet Holdings	8,361	75
Eaton Corp PLC	3,085	988
EMCOR Group Inc	908	428
Emerson Electric Co	1,607	192
Enerpac Tool Group Corp, Cl A	21,326	914
Enpro Inc	439	81
Enviri Corp *	120,128	979
Everus Construction Group *	541	31
ExlService Holdings Inc *	5,410	249
Expeditors International of Washington Inc	896	101
Experian PLC	32,609	1,626
Fastenal Co	2,256	93
FedEx Corp	2,248	490
Ferguson Enterprises Inc	409	75
Flowserve Corp	1,306	65
Fortive Corp	627	44
Fortune Brands Innovations Inc	945	48

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
FTI Consulting Inc *	918	$151
Gates Industrial Corp PLC *	5,238	111
Generac Holdings Inc *	427	52
Genpact Ltd	15,156	652
GFL Environmental Inc	1,503	76
Graco Inc	401	34
GXO Logistics Inc *	1,412	58
Hayward Holdings Inc *	5,405	75
HEICO Corp	12	4
HEICO Corp, Cl A	262	62
Hexcel Corp	889	47
Howmet Aerospace Inc	2,891	491
Hubbell Inc, Cl B	100	39
Huron Consulting Group Inc *	270	39
IDEX Corp	425	77
Illinois Tool Works Inc	3,263	800
IMCD NV	459	62
Ingersoll Rand Inc	1,197	98
Insperity Inc	1,029	67
ITT Inc	1,117	168
Jacobs Solutions	563	71
JB Hunt Transport Services Inc	477	66
Johnson Controls International plc	9,066	919
KBR	1,312	68
Kirby Corp *	2,029	224
Knight-Swift Transportation Holdings Inc, Cl A	1,117	50
Korn Ferry	1,643	112
Landstar System Inc	336	46
Lennox International Inc	194	109
LG Corp	2,526	130
Lincoln Electric Holdings Inc	809	157
Lyft Inc, Cl A *	1,618	25
ManpowerGroup Inc	944	40
Masco Corp	1,109	69
MasTec Inc *	492	77
Middleby Corp/The *	535	78
MSA Safety Inc	401	65
MSC Industrial Direct Co Inc, Cl A	5,596	454
Nordson Corp	843	179
Norfolk Southern Corp	420	104
nVent Electric PLC	2,436	160
Old Dominion Freight Line Inc	3,432	550
Oshkosh Corp	1,137	113
Otis Worldwide Corp	7,693	734
Owens Corning	445	60
PACCAR Inc	689	65
Parker-Hannifin Corp	128	85
Paychex Inc	550	87
Paycom Software Inc	217	56
Paylocity Holding Corp *	467	89
Pentair PLC	793	79
Quanta Services Inc	191	65

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
RB Global Inc	1,099	$116
Recruit Holdings Co Ltd	6,700	398
Regal Rexnord Corp	1,111	148
RELX PLC	37,305	2,009
Republic Services Inc, Cl A	700	180
Robert Half Inc	1,607	74
Rockwell Automation Inc	1,053	332
Rollins Inc	2,023	116
Ryder System Inc	2,375	349
Saia Inc *	191	50
Schneider National Inc, Cl B	2,470	57
Science Applications International Corp	487	56
Sensata Technologies Holding PLC	6,719	175
Signify NV	57,531	1,406
Simpson Manufacturing Co Inc	408	64
SiteOne Landscape Supply Inc *	487	57
SMS Co Ltd	74,600	742
Snap-on Inc	234	75
Societe BIC SA	942	58
Southwest Airlines Co	1,122	37
SS&C Technologies Holdings Inc	1,126	91
Standex International Corp	1,819	275
Stanley Black & Decker Inc	3,000	196
Swire Pacific Ltd, Cl A	20,000	170
Teleperformance	2,040	206
Tetra Tech Inc	6,340	222
Timken Co/The	1,209	83
Toro Co/The	721	55
Toromont Industries Ltd	8,595	744
Trane Technologies PLC	2,366	1,018
TransDigm Group Inc	58	85
TransUnion	974	83
Trex Co Inc *	956	53
Uber Technologies Inc *	1,349	114
UniFirst Corp/MA	449	85
Union Pacific Corp	3,457	766
United Airlines Holdings Inc *	1,164	92
United Parcel Service Inc, Cl B	5,859	571
United Rentals Inc	308	218
Valmont Industries Inc	646	205
VAT Group AG	141	54
Veralto	714	72
Verisk Analytics Inc, Cl A	474	149
Vertiv Holdings Co, Cl A	4,580	494
Vestis Corp	1,298	8
Waste Connections Inc	5,930	1,169
Waste Management Inc	3,691	889
Watsco Inc	331	147
WESCO International Inc	964	162
Westinghouse Air Brake Technologies Corp	2,694	545
WillScot Holdings Corp	1,711	46
Wolters Kluwer NV	5,498	975
Woodward Inc	405	88

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WW Grainger Inc	742	$807
Xylem Inc/NY	5,273	665

		49,014
Information Technology — 23.5%
Accenture PLC, Cl A	5,970	1,891
Adobe Inc *	2,458	1,020
Advanced Micro Devices Inc *	8,964	993
Akamai Technologies Inc *	738	56
Allegro MicroSystems Inc *	1,597	41
Amdocs Ltd	872	80
Amphenol Corp, Cl A	8,606	774
Analog Devices Inc	326	70
ANSYS Inc *	247	82
Appfolio Inc, Cl A *	282	60
Apple Inc	48,521	9,745
Applied Materials Inc	4,411	691
AppLovin Corp, Cl A *	226	89
Arista Networks Inc *	9,474	821
Arrow Electronics Inc *	1,030	122
Asana Inc, Cl A *	3,341	60
ASML Holding NV	2,341	1,724
Atlassian Corp, Cl A *	1	—
Autodesk Inc *	334	99
Avnet Inc	1,907	95
Belden Inc	657	70
Bentley Systems Inc, Cl B	2,299	110
BILL Holdings Inc *	845	37
Broadcom Inc	28,118	6,807
Brother Industries Ltd	77,600	1,321
Cadence Design Systems Inc *	832	239
CCC Intelligent Solutions Holdings Inc *	6,338	56
CDW Corp/DE	4,127	744
Check Point Software Technologies Ltd *	7,759	1,776
Ciena Corp *	1,878	150
Cirrus Logic Inc *	1,236	122
Cisco Systems Inc	19,204	1,211
Cloudflare Inc, Cl A *	666	110
Cognex Corp	6,582	197
Cognizant Technology Solutions Corp, Cl A	869	70
Coherent Corp *	779	59
Cohu Inc *	53,268	909
Confluent Inc, Cl A *	550	13
Crane NXT Co	1,165	62
Crowdstrike Holdings Inc, Cl A *	213	100
Datadog Inc, Cl A *	1,075	127
Dell Technologies Inc, Cl C	503	56
DocuSign Inc, Cl A *	497	44
Dolby Laboratories Inc, Cl A	1,050	78
DoubleVerify Holdings Inc *	3,676	51
Dropbox Inc, Cl A *	2,225	64
DXC Technology Co *	21,973	334
Dynatrace Inc *	1,411	76
Elastic NV *	642	52

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Entegris Inc	553	$38
EPAM Systems Inc *	302	53
F5 Inc *	506	144
Fair Isaac Corp *	42	73
First Solar Inc *	733	116
Five9 Inc *	1,802	48
Fortinet Inc *	1,010	103
Freshworks Inc, Cl A *	4,853	74
Gartner Inc *	205	89
Gen Digital Inc	2,665	76
Gitlab Inc, Cl A *	1,223	56
GLOBALFOUNDRIES Inc *	1,155	41
Globant SA *	146	14
GoDaddy Inc, Cl A *	4,243	773
Guidewire Software Inc *	649	140
Halma PLC	35,290	1,385
Harmonic Inc *	89,331	806
Hewlett Packard Enterprise Co	35,066	606
Hexagon AB, Cl B	10,127	102
HP Inc	22,192	553
HubSpot Inc *	83	49
Informatica Inc, Cl A *	2,860	69
Ingram Micro Holding Corp	3,776	72
Intel Corp	11,891	232
International Business Machines Corp	875	227
Intuit Inc	4,062	3,061
IPG Photonics Corp *	692	46
Jabil Inc	593	100
Juniper Networks Inc	15,906	572
Keyence Corp	200	83
Keysight Technologies Inc *	2,282	358
KLA Corp	170	129
Kulicke & Soffa Industries Inc	1,690	54
Kyndryl Holdings Inc *	7,926	309
Lam Research Corp	8,770	709
Lattice Semiconductor Corp *	1,274	57
Littelfuse Inc	331	68
Lotes Co Ltd	7,000	299
Lumentum Holdings Inc *	6,296	455
Manhattan Associates Inc *	64	12
Marvell Technology Inc	8,769	528
Micron Technology Inc	13,033	1,231
Microsoft Corp	25,658	11,812
MKS Instruments Inc	668	55
MongoDB Inc, Cl A *	261	49
Monolithic Power Systems Inc	998	661
Motorola Solutions Inc	4,077	1,694
nCino Inc *	762	20
NetApp Inc	1,531	152
Nokia Oyj	298,472	1,553
Nutanix Inc, Cl A *	1,091	84
NVIDIA Corp	67,837	9,167
Okta Inc, Cl A *	276	28

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ON Semiconductor Corp *	3,286	$138
Onto Innovation Inc *	318	29
Oracle Corp	3,681	609
Palantir Technologies Inc, Cl A *	1,007	133
Palo Alto Networks Inc *	2	—
Pegasystems Inc	794	78
Power Integrations Inc	800	40
Procore Technologies Inc *	905	61
PTC Inc *	1	—
Pure Storage Inc, Cl A *	1,198	64
QUALCOMM Inc	5,344	776
RingCentral Inc, Cl A *	199	5
Rogers Corp *	596	40
Roper Technologies Inc	137	78
Salesforce Inc	8,675	2,302
Samsung Electronics Co Ltd	36,027	1,462
SANDISK CORP *	815	31
SAP SE	6,495	1,965
SentinelOne Inc, Cl A *	3,347	59
ServiceNow Inc *	277	280
Silicon Laboratories Inc *	508	61
Skyworks Solutions Inc	606	42
Snowflake Inc, Cl A *	867	178
Super Micro Computer Inc *	780	31
Synopsys Inc *	73	34
Taiwan Semiconductor Manufacturing Co Ltd ADR	19,639	3,797
TD SYNNEX Corp	404	49
Teledyne Technologies Inc *	157	78
Teradata Corp *	1,199	26
Teradyne Inc	1,442	113
Texas Instruments Inc	407	74
TOTVS SA	212,400	1,584
Trimble Inc *	1,500	107
Twilio Inc, Cl A *	463	55
Tyler Technologies Inc *	122	70
Ubiquiti Inc	183	72
UiPath Inc, Cl A *	4,862	65
Unity Software Inc *	585	15
Universal Display Corp	1,983	284
VeriSign Inc	2,820	768
Viavi Solutions Inc *	6,176	56
Vontier Corp	7,338	262
Western Digital Corp *	2,446	126
Wolfspeed Inc *	341	—
Workday Inc, Cl A *	1,592	394
Zebra Technologies Corp, Cl A *	677	196
Zoom Video Communications Inc, Cl A *	186	15
Zscaler Inc *	487	134

		89,679
Materials — 3.6%
Air Products and Chemicals Inc	2,804	782
Albemarle Corp	467	26

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Alcoa Corp	4,724	$127
Amcor PLC	16,363	149
Anglo American PLC	16,944	503
AptarGroup Inc	1,090	173
Avery Dennison Corp	548	97
Axalta Coating Systems Ltd *	19,933	614
Ball Corp	927	50
Cabot Corp	1,164	87
Celanese Corp, Cl A	3,090	163
CF Industries Holdings Inc	921	84
Chemours Co/The	3,046	31
Cleveland-Cliffs Inc *	4,585	27
Corteva Inc	1,306	93
Covestro AG *	14,389	988
CRH PLC	939	86
Crown Holdings Inc	5,279	520
Dow Inc	975	27
DuPont de Nemours Inc	9,451	631
Eastman Chemical Co	4,058	318
Ecolab Inc	466	124
Element Solutions Inc	5,641	121
FMC Corp	11,270	457
Freeport-McMoRan Inc	5,276	203
Graphic Packaging Holding Co	4,953	110
Huntsman Corp	4,477	50
Ingevity Corp *	1,326	55
Innospec Inc	1,185	101
International Flavors & Fragrances Inc	737	56
International Paper Co	1,238	59
Linde PLC	2,122	992
Louisiana-Pacific Corp	1,691	152
LyondellBasell Industries NV, Cl A	607	34
Martin Marietta Materials Inc	1,485	813
Mosaic Co/The	2,498	90
NewMarket Corp	145	93
Newmont Corp	14,973	789
Nucor Corp	870	95
O-I Glass Inc *	8,446	111
Packaging Corp of America	472	91
PPG Industries Inc	510	57
Quaker Chemical Corp	241	26
Reliance Inc	4,921	1,441
Rio Tinto Ltd	5,521	401
Royal Gold Inc	466	83
Scotts Miracle-Gro Co/The	796	47
Sealed Air Corp	1,831	59
Sherwin-Williams Co/The	1,910	685
Smurfit WestRock PLC	1,448	63
Sonoco Products Co	903	41
Steel Dynamics Inc	1,777	219
Syensqo SA	2,051	157
United States Steel Corp	4,118	222

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vulcan Materials Co	363	$96

		13,769
Real Estate — 2.0%
Alexandria Real Estate Equities Inc ‡	322	23
American Homes 4 Rent, Cl A ‡	2,436	92
American Tower Corp ‡	3,377	725
Americold Realty Trust Inc ‡	1,965	33
AvalonBay Communities Inc ‡	909	188
Brixmor Property Group Inc ‡	4,961	126
BXP Inc ‡	2,949	199
CBRE Group Inc, Cl A *	5,245	656
COPT Defense Properties ‡	3,768	103
CoStar Group Inc *	712	52
Cousins Properties Inc ‡	2,645	74
Crown Castle Inc ‡	4,114	413
CubeSmart ‡	1,472	63
Digital Realty Trust Inc ‡	437	75
EastGroup Properties Inc ‡	635	108
Equinix Inc ‡	1,353	1,203
Equity LifeStyle Properties Inc ‡	1,548	98
Equity Residential ‡	780	55
Essex Property Trust Inc ‡	187	53
Extra Space Storage Inc ‡	460	70
Federal Realty Investment Trust ‡	402	38
First Industrial Realty Trust Inc ‡	1,196	59
FirstService Corp	410	72
Healthpeak Properties Inc ‡	3,935	68
Highwoods Properties Inc ‡	2,287	68
Host Hotels & Resorts Inc ‡	9,310	144
Howard Hughes Holdings Inc *	411	28
Iron Mountain Inc ‡	713	70
Jones Lang LaSalle Inc *	410	91
Kilroy Realty Corp ‡	811	26
Kimco Realty Corp ‡	2,506	53
Lamar Advertising Co, Cl A ‡	862	104
Mid-America Apartment Communities Inc ‡	482	75
Millrose Properties *	270	8
Newmark Group Inc, Cl A	4,999	55
NNN REIT Inc ‡	993	41
Park Hotels & Resorts Inc ‡	5,035	52
Prologis Inc ‡	6,809	739
Public Storage ‡	298	92
Rayonier Inc ‡	2,912	69
Realty Income Corp ‡	1,634	93
Regency Centers Corp ‡	826	60
Rexford Industrial Realty Inc ‡	1,192	42
SBA Communications Corp, Cl A ‡	1,053	244
Seaport Entertainment Group Inc *	45	1
Simon Property Group Inc ‡	566	92
STAG Industrial Inc ‡	1,910	68
UDR Inc ‡	2,288	95
Ventas Inc ‡	1,890	121
Vornado Realty Trust ‡	765	29

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Welltower Inc ‡	963	$149
Weyerhaeuser Co ‡	2,954	77
Zillow Group Inc, Cl C *	1,230	83

		7,515
Utilities — 2.2%
AES Corp/The	4,013	41
Alliant Energy Corp	1,828	114
Ameren Corp	786	76
American Electric Power Co Inc	1,847	191
American Water Works Co Inc	2,358	337
Atmos Energy Corp	534	83
Brookfield Infrastructure, Cl A	1,361	54
Brookfield Renewable, Cl A	3,044	90
CenterPoint Energy Inc	2,040	76
Clearway Energy Inc, Cl C	2,159	66
CMS Energy Corp	5,948	418
Consolidated Edison Inc	3,038	317
Constellation Energy Corp	369	113
Dominion Energy Inc	1,583	90
DTE Energy Co	533	73
Duke Energy Corp	2,448	288
Edison International	7,451	415
Entergy Corp	1,190	99
Essential Utilities Inc	1,211	47
Evergy Inc	833	55
Eversource Energy	5,900	382
Exelon Corp	15,856	695
FirstEnergy Corp	11,167	468
IDACORP Inc	994	118
MDU Resources Group Inc	2,166	37
National Fuel Gas Co	1,319	109
NextEra Energy Inc	13,585	960
NiSource Inc	1,440	57
NRG Energy Inc	5,202	811
OGE Energy Corp	2,708	120
Pinnacle West Capital Corp	566	52
PPL Corp	21,652	752
Public Service Enterprise Group Inc	1,010	82

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sempra	932	$73
Spire Inc	978	74
UGI Corp	1,904	69
Vistra Corp	1,148	184
WEC Energy Group Inc	737	79
Xcel Energy Inc	4,200	294

		8,459
Total Common Stock
(Cost $250,632) ($ Thousands)		370,207

PREFERRED STOCK — 0.5%

Consumer Discretionary — 0.2%
Volkswagen AG (A)	6,538	708

Consumer Staples — 0.3%
Henkel AG & Co KGaA (A)	14,787	1,185

Total Preferred Stock
(Cost $1,784) ($ Thousands)		1,893
	Number of Rights
RIGHTS — 0.0%
United States — 0.0%
Abiomed Inc *‡‡	297	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	5,601,201	5,601
Total Cash Equivalent
(Cost $5,601) ($ Thousands)		5,601
Total Investments in Securities — 99.1%
(Cost $258,017) ($ Thousands)		$377,701

A list of the open futures contracts held by the Fund at May 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	21	Jun-2025	$5,842	$6,212	$370

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Catholic Values Equity Fund (Concluded)

Percentages are based on Net Assets of $381,072 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2025.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	No interest rate available.

ADR — American Depositary Receipt
Cl — Class
Ltd. — Limited
NASDAQ – National Association of Securities Dealers and Automated Quotations
PLC — Public Limited Company
REIT — Real Estate Investment Trust
S&P— Standard & Poor's

The following is a summary of the Fund’s transactions with affiliates for the period ended May 31, 2025 ($ Thousands):

Security Description	Value 2/28/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$6,745	$14,560	$(15,704)	$—	$—	$5,601	$76	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 39.0%
Agency Mortgage-Backed Obligations — 30.5%
FHLMC
6.000%, 03/01/2035 to 07/01/2040	$206	$214
5.500%, 04/01/2030 to 06/01/2054	1,605	1,603
5.000%, 06/01/2041 to 05/01/2053	1,344	1,313
4.500%, 06/01/2038 to 01/01/2053	1,968	1,869
4.000%, 07/01/2037 to 02/01/2053	2,109	1,957
3.500%, 04/01/2034 to 11/01/2052	1,507	1,366
3.000%, 06/01/2034 to 06/01/2052	2,851	2,539
2.500%, 01/01/2050 to 05/01/2052	5,136	4,244
2.000%, 07/01/2041 to 04/01/2052	2,814	2,222
FHLMC ARM
6.870%, RFUCCT1Y + 1.595%, 06/01/2047(A)	66	68
6.834%, RFUCCT1Y + 1.623%, 10/01/2046(A)	142	146
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	45	38
FHLMC CMO, Ser 2020-5038, Cl PJ
0.750%, 10/25/2050	277	194
FHLMC CMO, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	200	178
FHLMC CMO, Ser 2022-5230, Cl PE
2.000%, 12/25/2051	100	80
FHLMC CMO, Ser 2024-5473, Cl BF
5.622%, SOFR30A + 1.300%, 11/25/2054(A)	285	283
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2021-K124, Cl X1, IO
0.716%, 12/25/2030(A)	2,975	97
FNMA
5.500%, 08/01/2049 to 11/01/2053	1,642	1,639
5.000%, 11/01/2049 to 08/01/2053	1,899	1,861
4.500%, 07/01/2033 to 01/01/2059	4,158	3,973
4.000%, 01/01/2037 to 06/01/2057	3,212	3,001
3.500%, 05/01/2037 to 05/01/2052	2,985	2,720
3.000%, 11/01/2034 to 09/01/2061	4,002	3,484
2.500%, 01/01/2032 to 05/01/2052	7,922	6,720
2.000%, 01/01/2042 to 03/01/2052	2,334	1,849
FNMA ARM
6.704%, RFUCCT1Y + 1.591%, 04/01/2047(A)	88	91
FNMA CMO, Ser 2012-118, Cl VZ
3.000%, 11/25/2042	112	101
FNMA CMO, Ser 2014-6, Cl Z
2.500%, 02/25/2044	133	116
FNMA CMO, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	200	155
FNMA CMO, Ser 2020-57, Cl TA
2.000%, 04/25/2050	42	36
FNMA TBA
5.000%, 06/01/2038	950	919

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA
5.500%, 11/20/2052 to 08/20/2053	$723	$721
5.000%, 11/20/2048 to 12/20/2052	612	597
4.500%, 01/15/2042 to 10/20/2054	1,930	1,841
4.000%, 08/15/2045 to 10/20/2052	694	641
3.500%, 04/20/2046 to 05/20/2052	1,501	1,342
3.000%, 09/20/2046 to 04/20/2052	298	262
2.500%, 09/20/2051	842	705
2.000%, 02/20/2052	621	499
GNMA CMO, Ser 2012-34, Cl SA, IO
1.611%, 03/20/2042(A)	53	5
GNMA CMO, Ser 2021-188, Cl PA
2.000%, 10/20/2051	244	198
GNMA CMO, Ser 2021-223, Cl P
2.000%, 06/20/2051	74	64
GNMA CMO, Ser 2022-139, Cl AL
4.000%, 07/20/2051	100	89
GNMA CMO, Ser 2022-189, Cl PT
2.500%, 10/20/2051	84	68
GNMA CMO, Ser 2022-63, Cl LM
3.500%, 10/20/2050	100	82
GNMA TBA
5.000%, 06/15/2040	850	824
4.500%, 06/01/2039	900	849
4.000%, 06/01/2039	725	664
3.500%, 06/15/2041	25	22
3.000%, 06/15/2055	75	65
2.500%, 06/15/2055	1,600	1,339
GNMA, Ser 2020-178, Cl IO, IO
1.422%, 10/16/2060(A)	1,082	104
UMBS TBA
5.500%, 06/12/2037	600	594
4.500%, 06/15/2055	2,150	2,027
4.000%, 06/15/2055	2,975	2,725
3.500%, 06/15/2055	2,400	2,126
3.000%, 06/15/2055	675	574
2.500%, 06/15/2055	675	549
2.000%, 06/15/2055	3,050	2,367

		67,019
Non-Agency Mortgage-Backed Obligations — 8.5%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl A
5.518%, TSFR1M + 1.180%, 09/15/2034(A)(B)	250	247
ACRA Trust, Ser 2024-NQM1, Cl A1
5.608%, 10/25/2064(B)(C)	451	451
Angel Oak Mortgage Trust, Ser 2022-3, Cl A3
4.084%, 01/25/2067(A)(B)	92	84
Angel Oak Mortgage Trust, Ser 2022-4, Cl A1
4.650%, 05/25/2067(B)(C)	465	465

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
ARES Trust, Ser 2025-IND3, Cl A
5.829%, TSFR1M + 1.500%, 04/15/2042(A)(B)	$328	$329
BANK, Ser 2017-BNK8, Cl XA, IO
0.706%, 11/15/2050(A)	1,326	19
BANK, Ser 2019-BNK21, Cl XA, IO
0.827%, 10/17/2052(A)	3,932	113
BANK5 Trust, Ser 2023-5YR2, Cl A3
6.656%, 07/15/2056(A)	733	770
BANK5 Trust, Ser 2024-5YR6, Cl C
6.967%, 05/15/2057(A)	100	103
Barclays Commercial Mortgage Trust, Ser 2019-C3, Cl A3
3.319%, 05/15/2052	569	544
BBCMS Mortgage Trust, Ser 2024-5C31, Cl A3
5.609%, 12/15/2057	495	509
Benchmark Mortgage Trust, Ser 2020-B17, Cl A2
2.211%, 03/15/2053	213	197
Benchmark Mortgage Trust, Ser 2020-B22, Cl ASB
1.731%, 01/15/2054	474	437
BOCA Commercial Mortgage Trust, Ser 2024-BOCA, Cl A
6.249%, TSFR1M + 1.921%, 08/15/2041(A)(B)	190	190
BPR Trust, Ser 2022-OANA, Cl A
6.227%, TSFR1M + 1.898%, 04/15/2037(A)(B)	140	140
BRAVO Residential Funding Trust, Ser 2022-NQM3, Cl A1
5.108%, 07/25/2062(A)(B)	128	127
BX Commercial Mortgage Trust, Ser 2020-VIV3, Cl B
3.544%, 03/09/2044(A)(B)	230	212
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
5.143%, TSFR1M + 0.814%, 09/15/2036(A)(B)	287	286
BX Commercial Mortgage Trust, Ser 2023-XL3, Cl A
6.090%, TSFR1M + 1.761%, 12/09/2040(A)(B)	336	337
BX Commercial Mortgage Trust, Ser 2024-KING, Cl E
8.017%, TSFR1M + 3.688%, 05/15/2034(A)(B)	158	157
BX Commercial Mortgage Trust, Ser 2024-XL5, Cl A
5.720%, TSFR1M + 1.392%, 03/15/2041(A)(B)	435	435

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Mortgage Trust, Ser 2022-MVRK, Cl A
5.796%, TSFR1M + 1.467%, 03/15/2039(A)(B)	$151	$151
BX Trust, Ser 2025-VLT6, Cl A
5.772%, TSFR1M + 1.443%, 03/15/2042(A)(B)	329	327
CD Mortgage Trust, Ser 2017-CD5, Cl A4
3.431%, 08/15/2050	180	175
CENT Trust, Ser 2023-CITY, Cl A
6.949%, TSFR1M + 2.620%, 09/15/2038(A)(B)	130	130
Chase Home Lending Mortgage Trust, Ser 2024-10, Cl A4A
5.500%, 10/25/2055(A)(B)	414	412
Citigroup Commercial Mortgage Trust, Ser 2019-C7, Cl XA, IO
0.819%, 12/15/2072(A)	981	32
COMM Mortgage Trust, Ser 2015-CR26, Cl A4
3.630%, 10/10/2048	417	415
Cross Mortgage Trust, Ser 2024-H2, Cl A1
6.093%, 04/25/2069(B)(C)	260	262
Cross Mortgage Trust, Ser 2025-H4, Cl A2
5.778%, 06/25/2070(B)(C)	400	403
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl AS
3.849%, 06/15/2057(A)	210	206
CSMC Trust, Ser 2021-NQM5, Cl A1
0.938%, 05/25/2066(A)(B)	444	373
CSMC Trust, Ser 2022-NQM5, Cl A1
5.169%, 05/25/2067(A)(B)	157	156
CSMC Trust, Ser 2022-RPL4, Cl A1
3.904%, 04/25/2062(A)(B)	176	166
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MA
3.500%, 03/25/2058	78	75
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
5.822%, SOFR30A + 1.500%, 10/25/2041(A)(B)	245	246
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M2
8.072%, SOFR30A + 3.750%, 02/25/2042(A)(B)	110	115
FHLMC STACR REMIC Trust, Ser 2022-DNA6, Cl M1A
6.472%, SOFR30A + 2.150%, 09/25/2042(A)(B)	41	41
FHLMC STACR REMIC Trust, Ser 2024-DNA1, Cl M2
6.272%, SOFR30A + 1.950%, 02/25/2044(A)(B)	250	253

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FS Commercial Mortgage Trust, Ser 2023-4SZN, Cl B
7.544%, 11/10/2039(A)(B)	$160	$165
GCAT Trust, Ser 2024-INV1, Cl 1A2
5.500%, 01/25/2054(A)(B)	158	155
GS Mortgage Backed Securities Trust, Ser 2025-PJ5, Cl A5
5.500%, 10/25/2055(A)(B)	341	340
GS Mortgage Securities Trust, Ser 2020-GSA2, Cl AAB
1.662%, 12/12/2053	247	233
HOMES Trust, Ser 2024-NQM2, Cl A1
5.717%, 10/25/2069(B)(C)	270	270
ILPT Commercial Mortgage Trust, Ser 2022-LPF2, Cl A
6.574%, TSFR1M + 2.245%, 10/15/2039(A)(B)	160	160
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C7, Cl XA, IO
0.830%, 10/15/2050(A)	1,184	18
JPMorgan Mortgage Trust, Ser 2020-3, Cl A3A
3.000%, 08/25/2050(A)(B)	55	47
JPMorgan Mortgage Trust, Ser 2024-4, Cl A4A
6.000%, 10/25/2054(A)(B)	185	186
JPMorgan Mortgage Trust, Ser 2025-CCM1, Cl A4
5.500%, 06/25/2055(A)(B)	458	456
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C32, Cl ASB
3.514%, 12/15/2049	92	91
MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/2035(A)(B)	110	110
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(B)	80	77
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B2
4.250%, 09/25/2059(A)(B)	170	163
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(B)	127	120
NJ Trust, Ser 2023-GSP, Cl A
6.481%, 01/06/2029(A)(B)	100	104
NRTH Mortgage Trust, Ser 2024-PARK, Cl A
5.970%, TSFR1M + 1.641%, 03/15/2039(A)(B)	120	120
NYC Trust, Ser 2024-3ELV, Cl A
6.320%, TSFR1M + 1.991%, 08/15/2029(A)(B)	100	100
OBX Trust, Ser 2022-NQM1, Cl A2
3.001%, 11/25/2061(A)(B)	120	89

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
OBX Trust, Ser 2022-NQM6, Cl A1
4.700%, 07/25/2062(B)(C)	$135	$134
OBX Trust, Ser 2022-NQM7, Cl A1
5.110%, 08/25/2062(B)(C)	136	135
OBX Trust, Ser 2023-NQM6, Cl A1
6.520%, 07/25/2063(B)(C)	186	188
OBX Trust, Ser 2023-NQM7, Cl A1
6.844%, 04/25/2063(B)(C)	152	154
OBX Trust, Ser 2024-NQM3, Cl A3
6.433%, 12/25/2063(B)(C)	70	70
PRKCM Trust, Ser 2022-AFC1, Cl A1A
4.100%, 04/25/2057(A)(B)	70	69
PRPM Trust, Ser 2024-NQM4, Cl A1
5.674%, 12/26/2069(B)(C)	389	388
PRPM, Ser 2024-RCF1, Cl A1
4.000%, 01/25/2054(B)(C)	433	423
RCKT Mortgage Trust, Ser 2024-CES9, Cl A1A
5.582%, 12/25/2044(B)(C)	282	282
Sequoia Mortgage Trust, Ser 2024-4, Cl A4
6.000%, 05/25/2054(A)(B)	210	211
Sequoia Mortgage Trust, Ser 2024-7, Cl A11
6.000%, 08/25/2054(A)(B)	172	172
Sequoia Mortgage Trust, Ser 2024-INV1, Cl A3
5.500%, 10/25/2054(A)(B)	309	303
Sequoia Mortgage Trust, Ser 2025-2, Cl A5
5.500%, 03/25/2055(A)(B)	358	357
Sequoia Mortgage Trust, Ser 2025-4, Cl A5
5.500%, 04/25/2055(A)(B)	330	329
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2A
3.659%, 01/05/2043(A)(B)	195	164
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043(A)(B)	250	211
SG Commercial Mortgage Securities Trust, Ser 2016-C5, Cl A3
2.779%, 10/10/2048	189	185
SLG Office Trust, Ser 2021-OVA, Cl C
2.851%, 07/15/2041(B)	400	344
SMRT, Ser 2022-MINI, Cl D
6.279%, TSFR1M + 1.950%, 01/15/2039(A)(B)	210	206
Towd Point Mortgage Trust, Ser 2024-CES6, Cl A1
5.725%, 11/25/2064(B)(C)	427	429
UBS Commercial Mortgage Trust, Ser 2018-C13, Cl ASB
4.241%, 10/15/2051	374	370
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR8, Cl 2A1A
5.019%, TSFR1M + 0.694%, 07/25/2045(A)	457	447

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser 2016-C37, Cl A4
3.525%, 12/15/2049	$153	$151

		18,816
Total Mortgage-Backed Securities
(Cost $89,133) ($ Thousands)		85,835

U.S. TREASURY OBLIGATIONS — 25.2%
U.S. Treasury Bills
4.220%, 07/31/2025 (D)	540	536
U.S. Treasury Bonds
4.750%, 05/15/2055	8,758	8,512
4.625%, 05/15/2044	390	375
4.625%, 11/15/2044	355	341
4.625%, 02/15/2055	531	505
4.500%, 02/15/2044	1,002	950
4.375%, 08/15/2043	3,922	3,668
4.250%, 02/15/2054	969	866
4.250%, 08/15/2054	969	867
4.125%, 08/15/2053	404	353
3.875%, 05/15/2043	2,633	2,307
3.625%, 05/15/2053	3,227	2,574
3.375%, 08/15/2042	345	284
3.000%, 08/15/2052	1,758	1,240
2.375%, 02/15/2042	526	375
2.250%, 02/15/2052	116	69
2.000%, 08/15/2051	236	133
U.S. Treasury Inflation Indexed Bonds
2.125%, 01/15/2035	1,196	1,202
0.125%, 01/15/2030	595	559
U.S. Treasury Notes
4.250%, 11/15/2034	2,823	2,795
4.250%, 05/15/2035	2,775	2,740
4.125%, 11/30/2029	1,195	1,204
4.125%, 05/31/2032	3,315	3,302
4.000%, 02/28/2030	3,733	3,741
4.000%, 05/31/2030	11,138	11,148
3.875%, 05/31/2027	459	459
3.875%, 08/15/2034	697	671
3.750%, 05/15/2028	3,104	3,093
3.375%, 05/15/2033	628	591

Total U.S. Treasury Obligations
(Cost $56,478) ($ Thousands)		55,460

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 24.8%
Communication Services — 2.8%
Altice Financing
9.625%, 07/15/2027 (B)	$10	$9
5.750%, 08/15/2029 (B)	14	11
5.000%, 01/15/2028 (B)	7	5
AT&T
3.650%, 09/15/2059	109	72
3.500%, 06/01/2041	151	115
2.550%, 12/01/2033	339	279
2.300%, 06/01/2027	60	58
2.250%, 02/01/2032	50	42
CCO Holdings
4.750%, 02/01/2032 (B)	100	93
Charter Communications Operating
6.550%, 06/01/2034	20	21
6.484%, 10/23/2045	20	19
6.384%, 10/23/2035	413	424
5.750%, 04/01/2048	90	79
5.375%, 04/01/2038	10	9
5.125%, 07/01/2049	10	8
4.400%, 04/01/2033	270	249
3.500%, 03/01/2042	10	7
Comcast
4.250%, 10/15/2030	200	197
4.150%, 10/15/2028	40	40
3.950%, 10/15/2025	130	130
3.400%, 04/01/2030	20	19
3.300%, 04/01/2027	190	186
3.150%, 03/01/2026	20	20
2.887%, 11/01/2051	224	133
2.350%, 01/15/2027	260	252
Consolidated Communications
6.500%, 10/01/2028 (B)	55	56
5.000%, 10/01/2028 (B)	30	30
Cox Communications
3.350%, 09/15/2026 (B)	231	227
CSC Holdings
4.500%, 11/15/2031 (B)	200	135
DISH DBS
5.750%, 12/01/2028 (B)	30	25
5.250%, 12/01/2026 (B)	40	37
EchoStar
10.750%, 11/30/2029	50	50
Fox
6.500%, 10/13/2033	50	53
Frontier Communications Holdings
8.625%, 03/15/2031 (B)	100	106
Meta Platforms
5.600%, 05/15/2053	20	20
Sinclair Television Group
8.125%, 02/15/2033 (B)	5	5
Sirius XM Radio
5.000%, 08/01/2027 (B)	136	135

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Snap
6.875%, 03/01/2033 (B)	$30	$30
Time Warner Cable
7.300%, 07/01/2038	90	96
6.550%, 05/01/2037	10	10
Time Warner Cable Enterprises
8.375%, 07/15/2033	50	57
T-Mobile USA
5.150%, 04/15/2034	40	40
5.050%, 07/15/2033	125	124
4.500%, 04/15/2050	50	40
3.875%, 04/15/2030	885	853
3.750%, 04/15/2027	10	10
3.500%, 04/15/2031	320	297
3.400%, 10/15/2052	30	20
3.375%, 04/15/2029	20	19
3.000%, 02/15/2041	10	7
2.875%, 02/15/2031	20	18
2.625%, 02/15/2029	40	37
2.550%, 02/15/2031	20	18
2.250%, 02/15/2026	10	10
2.250%, 11/15/2031	10	9
Verizon Communications
4.780%, 02/15/2035	348	335
4.500%, 08/10/2033	200	191
3.150%, 03/22/2030	30	28
2.550%, 03/21/2031	61	54
1.750%, 01/20/2031	130	111
Vmed O2 UK Financing I
7.750%, 04/15/2032 (B)	25	26
Warnermedia Holdings
5.141%, 03/15/2052	10	6
5.050%, 03/15/2042	335	241
4.279%, 03/15/2032	120	102
4.054%, 03/15/2029	20	19
Windstream Services
8.250%, 10/01/2031 (B)	10	10
Zayo Group Holdings
4.000%, 03/01/2027 (B)	65	61

		6,235

Consumer Discretionary — 2.3%
Amazon.com
4.950%, 12/05/2044	157	149
4.250%, 08/22/2057	10	8
4.100%, 04/13/2062	374	286
4.050%, 08/22/2047	30	24
3.875%, 08/22/2037	280	249
3.600%, 04/13/2032	170	161
3.450%, 04/13/2029	20	19
3.300%, 04/13/2027	10	10
3.150%, 08/22/2027	50	49
2.100%, 05/12/2031	20	18

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.500%, 06/03/2030	$30	$26
1.200%, 06/03/2027	60	57
Aptiv Swiss Holdings
3.250%, 03/01/2032	430	378
Ashtead Capital
2.450%, 08/12/2031 (B)	529	448
Bloomin' Brands
5.125%, 04/15/2029 (B)	55	49
CSC Holdings
11.750%, 01/31/2029 (B)	115	108
Ferrellgas
5.875%, 04/01/2029 (B)	54	49
5.375%, 04/01/2026 (B)	125	123
Ford Motor Credit
6.798%, 11/07/2028	378	386
2.900%, 02/16/2028	227	210
General Motors Financial
2.400%, 10/15/2028	553	509
Grand Canyon University
5.125%, 10/01/2028	15	14
Home Depot
3.300%, 04/15/2040	10	8
3.250%, 04/15/2032	50	46
2.700%, 04/15/2030	20	18
2.500%, 04/15/2027	30	29
1.375%, 03/15/2031	50	42
Lowe's
5.625%, 04/15/2053	245	230
5.000%, 04/15/2040	53	49
4.500%, 04/15/2030	20	20
3.700%, 04/15/2046	96	69
McDonald's
4.950%, 03/03/2035	110	108
McDonald's MTN
4.700%, 12/09/2035	55	53
Michaels
5.250%, 05/01/2028 (B)	122	83
Rentokil Terminix Funding
5.000%, 04/28/2030 (B)	450	449
Starbucks
5.400%, 05/15/2035	215	215
Upbound Group
6.375%, 02/15/2029 (B)	25	24
Volkswagen Group of America Finance
5.800%, 03/27/2035 (B)	55	54
5.650%, 03/25/2032 (B)	145	145
Voyager Parent
9.250%, 07/01/2032 (B)	43	44
VZ Secured Financing BV
5.000%, 01/15/2032 (B)	60	52

		5,068

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Consumer Staples — 0.4%
Anheuser-Busch
4.900%, 02/01/2046	$180	$162
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	50	49
3.500%, 06/01/2030	20	19
Coca-Cola
3.375%, 03/25/2027	20	20
Constellation Brands
4.800%, 05/01/2030	160	160
4.350%, 05/09/2027	20	20
2.250%, 08/01/2031	170	145
Costco Wholesale
1.600%, 04/20/2030	40	35
1.375%, 06/20/2027	70	66
Kraft Heinz Foods
4.250%, 03/01/2031	10	10
Opal Bidco SAS
6.500%, 03/31/2032 (B)	25	25
Post Holdings
6.250%, 02/15/2032 (B)	100	102
Spectrum Brands
3.875%, 03/15/2031 (B)	60	48

		861

Energy — 2.0%
Blue Racer Midstream
7.250%, 07/15/2032 (B)	20	21
BP Capital Markets America
3.633%, 04/06/2030	20	19
3.588%, 04/14/2027	10	10
3.000%, 02/24/2050	50	31
Cheniere Energy
4.625%, 10/15/2028	20	20
Cheniere Energy Partners
4.000%, 03/01/2031	10	9
3.250%, 01/31/2032	40	35
Chevron
3.078%, 05/11/2050	10	6
2.954%, 05/16/2026	30	30
Chevron USA
3.850%, 01/15/2028	30	30
Columbia Pipelines Operating
6.544%, 11/15/2053 (B)	20	20
6.036%, 11/15/2033 (B)	435	448
5.439%, 02/15/2035 (B)	246	241
ConocoPhillips
5.550%, 03/15/2054	78	73
5.500%, 01/15/2055	124	114
Diamondback Energy
5.150%, 01/30/2030	535	541
3.250%, 12/01/2026	10	10

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ecopetrol
4.625%, 11/02/2031	$120	$99
Energy Transfer
6.250%, 04/15/2049	190	181
5.750%, 02/15/2033	169	172
5.550%, 05/15/2034	101	100
5.000%, 05/15/2050	70	57
4.950%, 06/15/2028	20	20
EOG Resources
4.150%, 01/15/2026	50	50
Exxon Mobil
4.327%, 03/19/2050	30	24
4.114%, 03/01/2046	90	72
3.482%, 03/19/2030	40	39
3.043%, 03/01/2026	40	39
Global Partners
8.250%, 01/15/2032 (B)	5	5
Kinder Morgan
5.850%, 06/01/2035	103	104
5.200%, 03/01/2048	10	9
4.300%, 06/01/2025	30	30
4.300%, 03/01/2028	80	80
MPLX
4.800%, 02/15/2029	80	80
Occidental Petroleum
3.400%, 04/15/2026	20	20
3.200%, 08/15/2026	30	29
0.000%, 10/10/2036 (E)	665	367
ONEOK
6.625%, 09/01/2053	40	40
Phillips 66
3.550%, 10/01/2026	232	229
Pioneer Natural Resources
2.150%, 01/15/2031	50	44
1.900%, 08/15/2030	20	17
1.125%, 01/15/2026	10	10
Schlumberger Holdings
3.900%, 05/17/2028 (B)	441	434
Shell International Finance BV
2.875%, 05/10/2026	80	79
Targa Resources
4.200%, 02/01/2033	40	37
Targa Resources Partners
5.500%, 03/01/2030	20	20
5.000%, 01/15/2028	10	10
4.875%, 02/01/2031	50	49
Tennessee Gas Pipeline
2.900%, 03/01/2030 (B)	60	55
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	50	51
Transocean
8.750%, 02/15/2030 (B)	8	8

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Transocean Titan Financing
8.375%, 02/01/2028 (B)	$7	$7
USA Compression Partners
6.875%, 09/01/2027	25	25
Venture Global Calcasieu Pass
3.875%, 11/01/2033 (B)	60	51
Venture Global LNG
9.000%, H15T5Y + 5.440%(A)(B)(F)	37	35
8.125%, 06/01/2028 (B)	4	4
7.000%, 01/15/2030 (B)	60	60
Williams
7.500%, 01/15/2031	10	11

		4,511

Financials — 8.2%
Acrisure
7.500%, 11/06/2030 (B)	120	124
AIA Group MTN
5.375%, 04/05/2034 (B)	276	278
4.950%, 03/30/2035 (B)	237	231
American Express
5.667%, SOFRRATE + 1.790%, 04/25/2036 (A)	55	56
4.050%, 05/03/2029	50	50
American Tower Trust #1
5.490%, 03/15/2028 (B)	351	355
Aon North America
5.450%, 03/01/2034	110	111
Arthur J Gallagher
5.550%, 02/15/2055	36	33
Aviation Capital Group
1.950%, 01/30/2026 (B)	301	295
Bank of America
5.468%, SOFRRATE + 1.650%, 01/23/2035 (A)	35	35
5.288%, SOFRRATE + 1.910%, 04/25/2034 (A)	256	256
3.419%, TSFR3M + 1.302%, 12/20/2028 (A)	42	41
3.311%, SOFRRATE + 1.580%, 04/22/2042 (A)	467	348
2.687%, SOFRRATE + 1.320%, 04/22/2032 (A)	10	9
2.592%, SOFRRATE + 2.150%, 04/29/2031 (A)	90	81
2.572%, SOFRRATE + 1.210%, 10/20/2032 (A)	90	78
Bank of America MTN
5.000%, 01/21/2044	20	18
4.948%, SOFRRATE + 2.040%, 07/22/2028 (A)	221	222
4.450%, 03/03/2026	10	10
4.376%, SOFRRATE + 1.580%, 04/27/2028 (A)	100	100

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.250%, 10/22/2026	$50	$50
3.970%, TSFR3M + 1.332%, 03/05/2029 (A)	150	147
3.593%, TSFR3M + 1.632%, 07/21/2028 (A)	90	88
2.972%, SOFRRATE + 1.330%, 02/04/2033 (A)	195	172
Bank of New York Mellon MTN
4.289%, SOFRRATE + 1.418%, 06/13/2033 (A)	100	95
Barclays
6.490%, SOFRRATE + 2.220%, 09/13/2029 (A)	582	611
Blackstone Holdings Finance
6.250%, 08/15/2042 (B)	118	119
5.000%, 06/15/2044 (B)	200	175
Capital One Financial
7.624%, SOFRRATE + 3.070%, 10/30/2031 (A)	240	268
6.312%, SOFRRATE + 2.640%, 06/08/2029 (A)	311	324
4.927%, SOFRRATE + 2.057%, 05/10/2028 (A)	42	42
CBRE Services
4.800%, 06/15/2030	66	66
Citibank
4.914%, 05/29/2030	90	91
Citigroup
5.333%, SOFRRATE + 1.465%, 03/27/2036 (A)	35	34
4.658%, SOFRRATE + 1.887%, 05/24/2028 (A)	20	20
4.450%, 09/29/2027	70	70
4.412%, SOFRRATE + 3.914%, 03/31/2031 (A)	233	228
4.125%, 07/25/2028	90	89
3.785%, SOFRRATE + 1.939%, 03/17/2033 (A)	160	147
3.700%, 01/12/2026	100	99
3.520%, TSFR3M + 1.413%, 10/27/2028 (A)	148	144
2.572%, SOFRRATE + 2.107%, 06/03/2031 (A)	10	9
Cooperatieve Rabobank UA
4.375%, 08/04/2025	250	250
Farmers Exchange Capital II
6.151%, TSFR3M + 4.006%, 11/01/2053 (A)(B)	165	155
GA Global Funding Trust
5.500%, 01/08/2029 (B)	521	531
Global Atlantic Finance
3.125%, 06/15/2031 (B)	289	251

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Goldman Sachs Group
5.536%, SOFRRATE + 1.380%, 01/28/2036 (A)	$20	$20
5.016%, SOFRRATE + 1.420%, 10/23/2035 (A)	340	328
Guardian Life Global Funding
4.798%, 04/28/2030 (B)	310	312
1.100%, 06/23/2025 (B)	10	10
HSBC Holdings
5.130%, SOFRRATE + 1.290%, 03/03/2031 (A)	677	679
ING Groep
6.114%, SOFRRATE + 2.090%, 09/11/2034 (A)	300	315
JPMorgan Chase
5.766%, SOFRRATE + 1.490%, 04/22/2035 (A)	213	220
5.502%, SOFRRATE + 1.315%, 01/24/2036 (A)	40	40
4.946%, SOFRRATE + 1.340%, 10/22/2035 (A)	5	5
4.565%, SOFRRATE + 1.750%, 06/14/2030 (A)	180	179
4.493%, TSFR3M + 3.790%, 03/24/2031 (A)	298	295
4.203%, TSFR3M + 1.522%, 07/23/2029 (A)	590	584
3.509%, TSFR3M + 1.207%, 01/23/2029 (A)	390	379
2.545%, SOFRRATE + 1.180%, 11/08/2032 (A)	30	26
2.522%, SOFRRATE + 2.040%, 04/22/2031 (A)	130	117
KKR Group Finance III
5.125%, 06/01/2044 (B)	215	189
KKR Group Finance VIII
3.500%, 08/25/2050 (B)	137	90
Liberty Mutual Group
4.569%, 02/01/2029 (B)	270	268
Lloyds Banking Group
5.721%, H15T1Y + 1.070%, 06/05/2030 (A)	534	551
Macquarie Group MTN
5.033%, TSFR3M + 2.012%, 01/15/2030 (A)(B)	280	281
Massachusetts Mutual Life Insurance
5.672%, 12/01/2052 (B)	305	289
3.375%, 04/15/2050 (B)	144	96
Metropolitan Life Global Funding I MTN
3.300%, 03/21/2029 (B)	361	346
Moody's
3.250%, 05/20/2050	235	153

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Morgan Stanley
5.466%, SOFRRATE + 1.730%, 01/18/2035 (A)	$20	$20
5.320%, SOFRRATE + 1.555%, 07/19/2035 (A)	465	462
5.192%, SOFRRATE + 1.510%, 04/17/2031 (A)	257	261
Morgan Stanley MTN
3.772%, TSFR3M + 1.402%, 01/24/2029 (A)	90	88
3.622%, SOFRRATE + 3.120%, 04/01/2031 (A)	384	364
2.511%, SOFRRATE + 1.200%, 10/20/2032 (A)	180	155
National Securities Clearing
5.000%, 05/30/2028 (B)	351	357
New York Life Global Funding
0.950%, 06/24/2025 (B)	30	30
Peachtree Corners Funding Trust II
6.012%, 05/15/2035 (B)	255	257
PNC Financial Services Group
5.812%, SOFRRATE + 1.322%, 06/12/2026 (A)	20	20
5.676%, SOFRRATE + 1.902%, 01/22/2035 (A)	247	252
5.582%, SOFRRATE + 1.841%, 06/12/2029 (A)	80	82
5.354%, SOFRRATE + 1.620%, 12/02/2028 (A)	470	479
Principal Life Global Funding II
1.250%, 06/23/2025 (B)	10	10
Prudential Funding Asia
3.125%, 04/14/2030	315	296
Shift4 Payments
6.750%, 08/15/2032 (B)	40	41
State Street
3.152%, SOFRRATE + 2.650%, 03/30/2031 (A)	80	75
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (B)	130	114
UBS Group
4.550%, 04/17/2026	250	250
4.194%, SOFRRATE + 3.730%, 04/01/2031 (A)(B)	250	242
1.364%, H15T1Y + 1.080%, 01/30/2027 (A)(B)	200	195
US Bancorp
5.678%, SOFRRATE + 1.860%, 01/23/2035 (A)	192	196
Visa
3.150%, 12/14/2025	60	60
2.050%, 04/15/2030	20	18

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wells Fargo
5.499%, SOFRRATE + 1.780%, 01/23/2035 (A)	$25	$25
5.211%, SOFRRATE + 1.380%, 12/03/2035 (A)	35	34
5.150%, SOFRRATE + 1.500%, 04/23/2031 (A)	457	463
Wells Fargo MTN
5.574%, SOFRRATE + 1.740%, 07/25/2029 (A)	40	41
5.557%, SOFRRATE + 1.990%, 07/25/2034 (A)	360	364
3.350%, SOFRRATE + 1.500%, 03/02/2033 (A)	10	9

		18,038

Health Care — 1.0%
Centene
2.500%, 03/01/2031	250	212
CVS Health
7.000%, H15T5Y + 2.886%, 03/10/2055 (A)	65	66
6.750%, H15T5Y + 2.516%, 12/10/2054 (A)	40	39
5.125%, 07/20/2045	60	51
5.050%, 03/25/2048	215	179
4.125%, 04/01/2040	5	4
3.875%, 07/20/2025	18	18
3.625%, 04/01/2027	30	30
2.125%, 09/15/2031	30	25
1.875%, 02/28/2031	10	8
CVS Pass-Through Trust
7.507%, 01/10/2032 (B)	259	270
6.036%, 12/10/2028	98	99
5.926%, 01/10/2034 (B)	388	388
Elevance Health
5.200%, 02/15/2035	20	20
4.550%, 05/15/2052	20	16
4.100%, 05/15/2032	100	94
3.650%, 12/01/2027	30	29
Fortrea Holdings
7.500%, 07/01/2030 (B)	10	8
Humana
5.550%, 05/01/2035	155	152
2.150%, 02/03/2032	10	8
ModivCare
5.000%, 10/01/2029 (B)	126	36
Molina Healthcare
6.250%, 01/15/2033 (B)	50	50
PeaceHealth Obligated Group
1.375%, 11/15/2025	430	423

		2,225

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Industrials — 2.6%
AerCap Ireland Capital DAC
3.000%, 10/29/2028	$417	$394
2.450%, 10/29/2026	150	145
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (B)	169	164
Air Lease
5.300%, 02/01/2028	40	41
3.375%, 07/01/2025	20	20
Air Lease MTN
5.200%, 07/15/2031	273	276
American Airlines
8.500%, 05/15/2029 (B)	70	72
Burlington Northern Santa Fe
2.875%, 06/15/2052	30	18
Canadian National Railway
3.650%, 02/03/2048	151	112
Canadian Pacific Railway
6.125%, 09/15/2115	167	164
CSX
3.800%, 04/15/2050	331	245
Delta Air Lines
4.750%, 10/20/2028 (B)	50	50
4.500%, 10/20/2025 (B)	5	5
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	124	116
Ferguson Finance
4.500%, 10/24/2028 (B)	394	392
3.250%, 06/02/2030 (B)	230	213
Genpact Luxembourg SARL
6.000%, 06/04/2029	289	298
1.750%, 04/10/2026	292	283
Icahn Enterprises
10.000%, 11/15/2029 (B)	176	172
9.000%, 06/15/2030	5	4
JB Hunt Transport Services
4.900%, 03/15/2030	319	321
Kedrion
6.500%, 09/01/2029 (B)	55	53
MajorDrive Holdings IV
6.375%, 06/01/2029 (B)	15	11
Norfolk Southern
4.837%, 10/01/2041	200	179
Paychex
5.350%, 04/15/2032	105	106
Penske Truck Leasing LP
5.550%, 05/01/2028 (B)	542	554
Raven Acquisition Holdings
6.875%, 11/15/2031 (B)	100	100
Rollins
5.250%, 02/24/2035 (B)	155	153

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ryder System MTN
5.250%, 06/01/2028	$355	$362
SMBC Aviation Capital Finance DAC
5.700%, 07/25/2033 (B)	145	146
TransDigm
7.125%, 12/01/2031 (B)	20	21
6.625%, 03/01/2032 (B)	40	41
United Airlines Pass-Through Trust, Ser 2014-1, Cl A
4.000%, 04/11/2026	381	377
Verisk Analytics
3.625%, 05/15/2050	142	99
Waste Connections
5.000%, 03/01/2034	50	50

		5,757

Information Technology — 1.3%
Apple
3.850%, 08/04/2046	156	124
AppLovin
5.950%, 12/01/2054	110	105
5.125%, 12/01/2029	258	259
Broadcom
4.926%, 05/15/2037 (B)	20	19
4.750%, 04/15/2029	253	255
4.110%, 09/15/2028	237	235
3.137%, 11/15/2035 (B)	150	124
1.950%, 02/15/2028 (B)	139	131
Constellation Software
5.461%, 02/16/2034 (B)	187	188
Dell International
5.000%, 04/01/2030	160	161
Foundry JV Holdco
6.150%, 01/25/2032 (B)	452	469
5.500%, 01/25/2031 (B)	20	20
Helios Software Holdings
8.750%, 05/01/2029 (B)	65	66
Intel
5.700%, 02/10/2053	25	22
5.600%, 02/21/2054	40	36
3.734%, 12/08/2047	45	30
3.250%, 11/15/2049	85	52
2.000%, 08/12/2031	65	55
Lam Research
2.875%, 06/15/2050	92	58
NVIDIA
2.850%, 04/01/2030	20	19
Oracle
5.375%, 09/27/2054	60	53
4.800%, 08/03/2028	75	76
3.950%, 03/25/2051	266	190
2.950%, 04/01/2030	20	18

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Salesforce
2.700%, 07/15/2041	$40	$28
Sprint Capital
8.750%, 03/15/2032	10	12
Xerox
10.250%, 10/15/2030 (B)	40	41

		2,846

Materials — 0.5%
Amcor Flexibles North America
5.500%, 03/17/2035 (B)	315	311
Ball
3.125%, 09/15/2031	30	26
Holcim Finance US
4.950%, 04/07/2030 (B)	460	463
Sonoco Products
5.000%, 09/01/2034	343	326

		1,126

Real Estate — 0.7%
Alexandria Real Estate Equities
4.700%, 07/01/2030	527	517
American Tower
4.900%, 03/15/2030	110	110
2.900%, 01/15/2030	105	97
Hudson Pacific Properties
3.950%, 11/01/2027	160	140
Realty Income
5.125%, 04/15/2035	110	109
Simon Property Group
1.750%, 02/01/2028	501	469

		1,442

Utilities — 3.0%
AEP Transmission
5.375%, 06/15/2035	55	55
Alabama Power
5.100%, 04/02/2035	105	104
Alpha Generation
6.750%, 10/15/2032 (B)	71	72
American Transmission Systems
2.650%, 01/15/2032 (B)	30	26
Berkshire Hathaway Energy
4.450%, 01/15/2049	600	481
Boston Gas
5.843%, 01/10/2035 (B)	551	564
Brooklyn Union Gas
3.407%, 03/10/2026 (B)	250	247
Consolidated Edison of New York
3.950%, 04/01/2050	20	15
3.350%, 04/01/2030	20	19
DTE Electric Securitization Funding I
2.640%, 12/01/2026	133	130

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
DTE Energy
4.875%, 06/01/2028	$192	$194
Duke Energy Carolinas
3.950%, 03/15/2048	98	74
Duke Energy Florida
3.200%, 01/15/2027	230	226
Duke Energy Ohio
3.650%, 02/01/2029	50	49
Duke Energy Progress
5.550%, 03/15/2055	105	100
Exelon
5.625%, 06/15/2035	60	61
5.100%, 06/15/2045	328	289
4.700%, 04/15/2050	69	56
FirstEnergy
4.850%, 07/15/2047	120	99
3.900%, 07/15/2027	90	89
1.600%, 01/15/2026	20	19
Florida Power & Light
5.700%, 03/15/2055	210	206
5.300%, 06/15/2034	120	122
Interstate Power and Light
2.300%, 06/01/2030	295	264
NextEra Energy Capital Holdings
3.550%, 05/01/2027	292	287
Northern States Power
5.050%, 05/15/2035	110	110
NSTAR Electric
3.950%, 04/01/2030	230	223
Oncor Electric Delivery
5.350%, 04/01/2035 (B)	160	160
PG&E Wildfire Recovery Funding
4.722%, 06/01/2037	456	436
3.594%, 06/01/2030	267	261
Piedmont Natural Gas
3.640%, 11/01/2046	170	119
Pike
8.625%, 01/31/2031 (B)	50	54
Public Service of Oklahoma
5.200%, 01/15/2035	160	156
Southern
6.375%, H15T5Y + 2.069%, 03/15/2055 (A)	160	162
Southern Gas Capital
4.950%, 09/15/2034	515	497
Suburban Propane Partners
5.000%, 06/01/2031 (B)	58	54
Venture Global Plaquemines LNG
7.750%, 05/01/2035 (B)	25	27
7.500%, 05/01/2033 (B)	4	4

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Virginia Power Fuel Securitization
4.877%, 05/01/2031	$389	$392

		6,503

Total Corporate Obligations
(Cost $57,201) ($ Thousands)		54,612

ASSET-BACKED SECURITIES — 10.7%
Automotive — 1.5%

Citizens Auto Receivables Trust, Ser 2024-1, Cl A3
5.110%, 04/17/2028 (B)	509	511
Enterprise Fleet Financing, Ser 2025-2, Cl A3
4.410%, 06/20/2029 (B)	365	365
FHF Issuer Trust, Ser 2025-1A, Cl D
5.950%, 06/15/2032 (B)	140	139
Ford Credit Auto Owner Trust, Ser 2021-1, Cl A
1.370%, 10/17/2033 (B)	254	247
GMF Floorplan Owner Revolving Trust, Ser 2023-2, Cl A
5.340%, 06/15/2030 (B)	468	479
GMF Floorplan Owner Revolving Trust, Ser 2024-2A, Cl A
5.060%, 03/15/2031 (B)	537	548
Toyota Lease Owner Trust, Ser 2024-A, Cl A3
5.250%, 04/20/2027 (B)	391	393
Wheels Fleet Lease Funding 1, Ser 2024-2A, Cl A1
4.870%, 06/21/2039 (B)	541	542
		3,224

Home Equity — 0.4%

CIT Mortgage Loan Trust, Ser 2007-1, Cl 1M1
6.689%, TSFR1M + 2.364%, 10/25/2037 (A)(B)	87	88
GS Mortgage Backed Securities Trust, Ser 2025-CES1, Cl A1A
5.568%, 05/25/2055 (B)(C)	281	281
RCKT Mortgage Trust, Ser 2024-CES6, Cl A1A
5.344%, 09/25/2044 (B)(C)	217	217
Structured Asset Securities Mortgage Loan Trust, Ser 2007-WF1, Cl A1
4.859%, TSFR1M + 0.534%, 02/25/2037 (A)	84	82

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2005-2, Cl M9
6.839%, TSFR1M + 2.514%, 12/25/2034 (A)	$288	$288
		956

Other Asset-Backed Securities — 8.8%

AMMC CLO, Ser 2024-24A, Cl AR
5.470%, TSFR3M + 1.200%, 01/20/2035 (A)(B)	325	325
AMSR Trust, Ser 2022-SFR3, Cl A
4.000%, 10/17/2039 (B)	236	232
AMSR Trust, Ser 2023-SFR1, Cl A
4.000%, 04/17/2040 (B)	410	401
AMSR Trust, Ser 2024-SFR1, Cl A
4.290%, 07/17/2041 (B)(C)	487	476
Apidos CLO XXX, Ser 2024-XXXA, Cl A1AR
5.350%, TSFR3M + 1.080%, 10/18/2031 (A)(B)	194	193
Ares LXIII CLO, Ser 2022-63A, Cl A1A
5.652%, TSFR3M + 1.380%, 04/20/2035 (A)(B)	140	140
Bain Capital Credit CLO, Ser 2024-6A, Cl A1R
5.360%, TSFR3M + 1.090%, 10/21/2034 (A)(B)	275	275
Bain Capital Credit CLO, Ser 2025-3A, Cl AR
5.335%, TSFR3M + 1.060%, 07/24/2034 (A)(B)	260	260
Barings CLO, Ser 2024-3A, Cl A1RR
5.410%, TSFR3M + 1.140%, 01/20/2036 (A)(B)	300	300
CIFC Funding, Ser 2023-3A, Cl A
5.870%, TSFR3M + 1.600%, 01/20/2037 (A)(B)	614	615
CIFC Funding, Ser 2024-1A, Cl A1R
5.702%, TSFR3M + 1.420%, 07/25/2037 (A)(B)	250	251
CIFC Funding, Ser 2025-4RA, Cl A1A2
5.270%, TSFR3M + 0.990%, 01/17/2035 (A)(B)	260	258
Cloud Capital Holdco, Ser 2024-1A, Cl A2
5.781%, 11/22/2049 (B)	160	160
Clover CLO, Ser 2025-3A, Cl AR
5.352%, TSFR3M + 1.070%, 01/25/2035 (A)(B)	300	299
Consolidated Communications, Ser 2025-1A, Cl A2
6.000%, 05/20/2055 (B)	110	112
Corevest American Finance Trust, Ser 2021-1, Cl A
1.569%, 04/15/2053 (B)	207	201
CyrusOne Data Centers Issuer I, Ser 2025-1A, Cl A2
5.910%, 02/20/2050 (B)	160	163

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Diamond Infrastructure Funding, Ser 2021-1A, Cl A
1.760%, 04/15/2049 (B)	$285	$270
Diamond Issuer, Ser 2021-1A, Cl A
2.305%, 11/20/2051 (B)	25	23
Domino's Pizza Master Issuer, Ser 2021-1A, Cl A2I
2.662%, 04/25/2051 (B)	555	515
Dryden 68 CLO, Ser 2024-68A, Cl ARR
5.356%, TSFR3M + 1.100%, 07/15/2035 (A)(B)	250	250
Edgeconnex Data Centers Issuer, Ser 2024-1, Cl A2
6.000%, 07/27/2054 (B)	197	196
Elmwood CLO 23, Ser 2023-2A, Cl AR
5.679%, TSFR3M + 1.350%, 04/16/2036 (A)(B)	514	514
FirstKey Homes Trust, Ser 2020-SFR2, Cl A
1.266%, 10/19/2037 (B)	223	219
FirstKey Homes Trust, Ser 2021-SFR3, Cl A
2.135%, 12/17/2038 (B)	260	250
Flatiron CLO 19, Ser 2019-1A, Cl AR2
5.505%, TSFR3M + 1.180%, 11/16/2034 (A)(B)	319	318
Flexential Issuer, Ser 2021-1A, Cl A2
3.250%, 11/27/2051 (B)	160	153
GCI Funding I, Ser 2021-1, Cl A
2.380%, 06/18/2046 (B)	292	266
Goldentree Loan Management US CLO 16, Ser 2025-16A, Cl ARR
5.390%, TSFR3M + 1.120%, 01/20/2038 (A)(B)	445	445
Goldentree Loan Management US CLO, Ser 2024-11A, Cl AR
5.350%, TSFR3M + 1.080%, 10/20/2034 (A)(B)	260	260
Golub Capital Partners CLO 53B, Ser 2025-53A, Cl AR
5.291%, TSFR3M + 0.980%, 07/20/2034 (A)(B)	335	333
Home Partners of America Trust, Ser 2021-2, Cl A
1.901%, 12/17/2026 (B)	264	252
J.G. Wentworth XXXIX, Ser 2017-2A, Cl B
5.090%, 09/17/2074 (B)	187	166
JG Wentworth XLII, Ser 2018-2A, Cl B
4.700%, 10/15/2077 (B)	138	124
LCM, Ser 2024-37A, Cl A1R
5.316%, TSFR3M + 1.060%, 04/15/2034 (A)(B)	325	324
LCM, Ser 2024-39A, Cl A2R
5.856%, TSFR3M + 1.600%, 10/15/2034 (A)(B)	300	300

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Lunar Structured Aircraft Portfolio Notes, Ser 2021-1, Cl A
2.636%, 10/15/2046 (B)	$179	$165
Madison Park Funding XXXVI, Ser 2025-36A, Cl B1RR
5.806%, TSFR3M + 1.550%, 04/15/2035 (A)(B)	250	250
MAPS, Ser 2018-1A, Cl A
4.212%, 05/15/2043 (B)	204	204
OCP CLO, Ser 2015-10A, Cl AR3
5.593%, TSFR3M + 1.310%, 01/26/2038 (A)(B)	560	561
Octagon Investment Partners 40, Ser 2025-1A, Cl BRR
5.820%, TSFR3M + 1.550%, 01/20/2035 (A)(B)	290	289
Palmer Square CLO, Ser 2024-4A, Cl A1R
5.620%, TSFR3M + 1.350%, 10/20/2037 (A)(B)	284	285
Palmer Square Loan Funding, Ser 2022-2A, Cl A1
5.526%, TSFR3M + 1.270%, 10/15/2030 (A)(B)	80	80
PFS Financing, Ser 2025-D, Cl A
4.470%, 05/15/2030 (B)	321	321
Progress Residential Trust, Ser 2023-SFR2, Cl A
4.500%, 10/17/2040 (B)	527	522
Progress Residential Trust, Ser 2024-SFR5, Cl A
3.000%, 08/09/2029 (B)	608	566
Rockford Tower CLO, Ser 2025-1A, Cl A1RR
5.360%, TSFR3M + 1.090%, 01/20/2036 (A)(B)	315	315
Sabey Data Center Issuer, Ser 2021-1, Cl A2
1.881%, 06/20/2046 (B)	466	448
SBA Small Business Investment, Ser 2023-10A, Cl 1
5.168%, 03/10/2033	285	289
SBA Small Business Investment, Ser 2024-10A, Cl 1
5.035%, 03/10/2034	515	520
SBA Small Business Investment, Ser 2025-10A, Cl 1
4.963%, 03/10/2035	335	339
Sixth Street CLO VIII, Ser 2024-8A, Cl A1R2
5.420%, TSFR3M + 1.150%, 10/20/2034 (A)(B)	250	250
Slam, Ser 2024-1A, Cl A
5.335%, 09/15/2049 (B)	220	216
Subway Funding, Ser 2024-1A, Cl A2I
6.028%, 07/30/2054 (B)	220	222
Switch ABS Issuer, Ser 2024-1A, Cl A2
6.280%, 03/25/2054 (B)	300	303

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Switch ABS Issuer, Ser 2025-1A, Cl A2
5.036%, 03/25/2055 (B)	$70	$68
Taco Bell Funding, Ser 2021-1A, Cl A2II
2.294%, 08/25/2051 (B)	424	385
Tricon American Homes Trust, Ser 2019-SFR1, Cl A
2.750%, 03/17/2038 (B)	282	277
Tricon American Homes Trust, Ser 2020-SFR2, Cl A
1.482%, 11/17/2039 (B)	203	189
U.S. Small Business Administration, Ser 2010-20B, Cl 1
4.140%, 02/01/2030	19	18
U.S. Small Business Administration, Ser 2011-20G, Cl 1
3.740%, 07/01/2031	84	82
U.S. Small Business Administration, Ser 2011-20H, Cl 1
3.290%, 08/01/2031	46	45
U.S. Small Business Administration, Ser 2013-20G, Cl 1
3.150%, 07/01/2033	194	185
U.S. Small Business Administration, Ser 2014-20C, Cl 1
3.210%, 03/01/2034	170	161
U.S. Small Business Administration, Ser 2015-20F, Cl 1
2.980%, 06/01/2035	58	54
U.S. Small Business Administration, Ser 2017-20H, Cl 1
2.750%, 08/01/2037	131	120
U.S. Small Business Administration, Ser 2018-20A, Cl 1
2.920%, 01/01/2038	133	125
U.S. Small Business Administration, Ser 2018-20B, Cl 1
3.220%, 02/01/2038	201	187
U.S. Small Business Administration, Ser 2018-20E, Cl 1
3.500%, 05/01/2038	125	119
U.S. Small Business Administration, Ser 2022-25D, Cl 1
3.500%, 04/01/2047	291	265
U.S. Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	298	279
U.S. Small Business Administration, Ser 2022-25G, Cl 1
3.930%, 07/01/2047	403	380
U.S. Small Business Administration, Ser 2024-25F, Cl 1
5.040%, 06/01/2049	399	398

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Wendy's Funding, Ser 2019-1A, Cl A2I
3.783%, 06/15/2049 (B)	$136	$134
		19,455

Total Asset-Backed Securities
(Cost $23,747) ($ Thousands)		23,635

MUNICIPAL BONDS — 0.7%
California — 0.1%
California State, Build America, GO
7.500%, 04/01/2034	280	321

Colorado — 0.1%
City & County of Denver, Airport System Revenue, Ser C, RB
1.722%, 11/15/2027	190	179

Illinois — 0.2%
Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	345	351

Massachusetts — 0.1%
Massachusetts State, Educational Financing Authority, Ser A, RB
4.141%, 07/01/2027	285	283

New York — 0.2%
City of New York New York, Ser H, GO
5.935%, 02/01/2055	110	112

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Empire State Development, RB
5.770%, 03/15/2039	$215	$221

		333

Total Municipal Bonds
(Cost $1,583) ($ Thousands)		1,467

SOVEREIGN DEBT — 0.3%

Brazilian Government International Bond
4.750%, 01/14/2050	200	137
Colombia Government International Bond
5.625%, 02/26/2044	200	145
Mexico Government International Bond
4.600%, 02/10/2048	430	305

Total Sovereign Debt
(Cost $817) ($ Thousands)		587

	Shares
CASH EQUIVALENT — 14.0%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	30,721,076	30,721
Total Cash Equivalent
(Cost $30,721) ($ Thousands)		30,721
Total Investments in Securities — 114.7%
(Cost $259,680) ($ Thousands)		$252,317

A list of the open futures contracts held by the Fund at May 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	144	Sep-2025	$29,835	$29,871	$36
U.S. 5-Year Treasury Note	7	Sep-2025	752	757	5
			30,587	30,628	41
Short Contracts
U.S. Ultra Long Treasury Bond	(2)	Sep-2025	$(230)	$(232)	$(2)
Ultra 10-Year U.S. Treasury Note	(2)	Sep-2025	(222)	(225)	(3)
			(452)	(457)	(5)
			$30,135	$30,171	$36

SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2025

Catholic Values Fixed Income Fund (Concluded)

Percentages are based on Net Assets of $220,061 ($ Thousands).
**	The rate reported is the 7-day effective yield as of May 31, 2025.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2025, the value of these securities amounted to $49,199 ($ Thousands), representing 22.4% of the Net Assets of the Fund.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Interest rate represents the security's effective yield at the time of purchase.
(E)	Zero coupon security.
(F)	Perpetual security with no stated maturity date.

ARM — Adjustable Rate Mortgage
Cl — Class

CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
H15T1Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 1 Year
H15T5Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year
IO — Interest Only — face amount represents notional amount
MTN — Medium Term Note
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
RFUCCT1Y — Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
Ser — Series
SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRRATE — Secured Overnight Financing Rate
STACR — Structured Agency Credit Risk
TBA — To Be Announced
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Months
USD — U.S. Dollar

The following is a summary of the Fund’s transactions with affiliates for the period ended May 31, 2025 ($ Thousands):

Security Description	Value 2/28/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$4,366	$99,044	$(72,689)	$—	$—	$30,721	$160	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Catholic Values Trust